PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation charge	$ (1)	¥ (5)	¥ (4)	¥ (100)
Net book Value	4	30	7	49
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book Value	3	21	4	25
Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Net book Value	1	9	2	16
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Net book Value			2	14
Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Net book Value			(1)	(6)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,554	1,649
Additions			3
Disposal		(408)	(98)
Balance at ending		1,146	1,554	1,649
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		46	46
Additions
Disposal
Balance at ending		46	46	46
Gross carrying amount [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,100	1,096
Additions			4
Disposal
Balance at ending		1,100	1,100	1,096
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		502	601
Additions
Disposal		(502)	(99)
Balance at ending			502	601
Gross carrying amount [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(94)	(94)
Additions
Disposal		94
Balance at ending			(94)	(94)
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,505)	(1,596)
Depreciation charge		(5)	(4)
Written back on disposal		394
Disposal			95
Balance at ending		(1,116)	(1,505)	(1,596)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(21)	(18)
Depreciation charge		(4)	(3)
Balance at ending		(25)	(21)	(18)
Accumulated depreciation, amortisation and impairment [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,084)	(1,083)
Depreciation charge		(7)	(1)
Balance at ending		(1,091)	(1,084)	(1,083)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(488)	(583)
Depreciation charge
Written back on disposal		488
Disposal			95
Balance at ending			(488)	(583)
Accumulated depreciation, amortisation and impairment [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		88	88
Depreciation charge		6
Written back on disposal		(94)
Balance at ending			¥ 88	¥ 88